Principal Components of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Total current deferred tax assets	$ 3,177	$ 2,441
Non-current deferred tax assets:
Net non-current deferred tax assets	11	42
Non-current deferred tax liabilities:
Non-current deferred tax liabilities, net	(3,413)	(1,220)
Deferred Income Taxes
Current deferred tax assets:
Allowance for doubtful accounts	304	227
Accrued compensation expenses	2,873	2,214
Net operating loss carry forwards
Total current deferred tax assets	3,177	2,441
Non-current deferred tax assets:
Net operating loss carry forwards	351	100
Property and equipment	7	42
Valuation allowance	(347)	(100)
Net non-current deferred tax assets	11	42
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(3,313)	(1,217)
Property and equipment	(100)	(3)
Non-current deferred tax liabilities, net	$ (3,413)	$ (1,220)